COMMITMENTS AND CONTINGENCIES (Q2) (Details)					3 Months Ended			6 Months Ended											12 Months Ended									24 Months Ended	36 Months Ended	60 Months Ended
	May. 12, 2015 EUR (€) $ / shares	May. 12, 2015 EUR (€) Installment	Mar. 17, 2015 USD ($)	Aug. 01, 2014 USD ($)	Jun. 30, 2015 USD ($)		Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)		Jun. 30, 2015 EUR (€)	Jun. 30, 2014 USD ($)		Jun. 30, 2013 USD ($)		Jun. 30, 2012 USD ($)		Jun. 30, 2011 USD ($)		Dec. 31, 2014 USD ($)		Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Mar. 31, 2013 USD ($)	Feb. 01, 2018 USD ($)	Mar. 31, 2011 USD ($)	Sep. 30, 2015 EUR (€)	Mar. 07, 2008 USD ($)
Future minimum lease payments [Abstract]
2015 (Six months)					$ 59,920			$ 59,920
2016					119,840			119,840											$ 119,840
2017					119,840			119,840											119,840
2018					28,858			28,858											28,858
2019					0			0											0
Total					328,458			328,458											388,571
Rent expense for operating lease					29,837		$ 30,446	61,002			$ 60,826								123,716			$ 116,488
Related Party Obligations [Abstract]
Related party sales																			802,000			281,000
Outstanding accounts receivable					$ 1,249,683			$ 1,249,683											$ 798,147			$ 174,307
Concentration risk, percentage (in hundredths)					100.00%		100.00%	100.00%		100.00%	100.00%								91.00%			75.00%
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability								$ 166,772			$ (144,986)		$ (126,769)		$ 244,903		$ 176,852		$ (173,225)			$ (146,769)		$ 272,156		$ 197,838
Deferred compensation					$ 316,772			316,772											150,000			323,225
Compensation accounts payable					192,500			192,500											87,500			207,500
Compensation accrued liabilities					124,272			124,272											$ 62,500			$ 115,725
Milestone payments [Line Items]
Future milestone obligations					4,750,000			4,750,000
Accounts Receivable [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage (in hundredths)																			99.00%			94.00%
Kerry P. Gray [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability								151,806	[1],[2],[3]		(119,986)	[1],[2],[3]	(91,000)	[1],[2],[3]	220,673	[1],[2],[3]	140,313	[1],[2],[3]	$ (119,986)	[4],[5]		$ (91,000)	[4],[5]	220,673	[4],[5]	140,313	[4],[5]
Deferred compensation					301,806	[1],[2],[3]	$ 150,000	301,806	[1],[2],[3]		150,000		221,500						150,000	[4],[5]		221,500
Deferred compensation liability pursuant to separation agreement													11,500						62,500			11,500
Deferred compensation liability pursuant to duties as president								46,806			62,500
Deferred compensation liability pursuant to duties as chairman								105,000			87,500		210,000						87,500			210,000
Repayment of temporarily deferred compensation											269,986		312,500						(269,986)			(312,500)
Proceeds from issuance of common stock under March 2013 offering											100,000		300,000						(100,000)			(300,000)
Terrance K. Wallberg [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability								14,966			(25,000)		$ (35,769)		$ 24,230		$ 36,539		(25,000)			$ (35,769)		$ 24,230		$ 36,539
Deferred compensation					14,996			14,996											0
Altrazeal Trading GmbH [Member]
Related Party Obligations [Abstract]
Related party sales								527,000			$ 278,000
Outstanding accounts receivable					$ 1,250,000			$ 1,250,000											$ 798,000
Percentage of voting interest acquired (in hundredths)	75.00%	75.00%			25.00%			25.00%
Purchase price allocation, share capital | €	€ 3,150,000	€ 3,150,000
Purchase price allocation, working capital | €	€ 88,834	88,834
Purchase price of acquisition, installment amount | €		1,147,200
Purchase price offset of accounts receivable amount | €		€ 646,500
Number of installments | Installment		5
Purchase price of share capital, installment amount | €										€ 500,700
Percentage of equity being transferred on each installment (in hundredths)		15.00%
Percentage of average closing price of shares (in hundredths)		110.00%
Number of trading days		10 days
Percentage of warrants included in installment payment (in hundredths)		10.00%
Premium per share included in installment payments (in dollars per share) | $ / shares	€ 0.30
Altrazeal Trading GmbH [Member] | Maximum [Member]
Related Party Obligations [Abstract]
Purchase agreement execution period		60 days
Altrazeal Trading GmbH [Member] | Subsequent Event [Member]
Related Party Obligations [Abstract]
Payment for inventory included in working capital | €																															€ 88,834
Altrazeal Trading GmbH [Member] | Sales Revenue, Goods, Net [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage (in hundredths)								95.00%		95.00%	89.00%
Altrazeal Trading GmbH [Member] | Accounts Receivable [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage (in hundredths)								99.80%		99.80%									99.50%
Office and Laboratory Space [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation			$ 9,436	$ 9,436							$ 9,193										$ 9,193							$ 9,776		$ 9,330
Future minimum monthly lease obligation after specified period								$ 9,379											$ 9,379
Office Equipment [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation								744											744
Office Equipment [Member] | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation																													$ 551
Access Pharmaceuticals [Member]
Milestone payments [Line Items]
Future milestone obligations																			4,750,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment								20,000,000											20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment								40,000,000											40,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member]
Milestone payments [Line Items]
Milestone for payment								20,000,000											20,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment								50,000,000											50,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment								$ 100,000,000											$ 100,000,000
ProStrakan Ltd [Member]
Milestone payments [Line Items]
Royalty percentage (in hundredths)																																30.00%
ProStrakan Ltd [Member] | Maximum [Member]
Milestone payments [Line Items]
Future milestone obligations																																$ 1,400,000

[1]	During 2013, Mr. Gray temporarily deferred compensation of 221,500 which consisted of 11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[2]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of 62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[3]	During 2015, Mr. Gray temporarily deferred compensation of 151,806 which consisted of $46,806 earned as salary compensation for his duties as President of the Company and $105,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors.
[4]	During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[5]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.